Unaudited Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Net income (loss)	$ (41,388)	$ (175,908)	$ 136,114	$ (271,483)
Other comprehensive loss before reclassifications
Unrealized loss on qualifying cash flow hedging instruments	(959)	(19,576)	(69,593)	(71,828)
Pension adjustments, net of taxes	(19)	(230)	(53)	(402)
Amounts reclassified from accumulated other comprehensive income (loss) relating to:
Other comprehensive income (loss)	4,512	(19,427)	(57,591)	(72,956)
Comprehensive (loss) income	(36,876)	(195,335)	78,523	(344,439)
Comprehensive loss (income) attributable to non-controlling interests	3,293	(9,578)	(160,770)	(1,482)
Comprehensive loss attributable to shareholders of Teekay Corporation	(33,583)	(204,913)	(82,247)	(345,921)
Interest Expense
Other comprehensive loss before reclassifications
Unrealized loss on qualifying cash flow hedging instruments		(2,244)		(9,646)
Amounts reclassified from accumulated other comprehensive income (loss) relating to:
Realized loss on qualifying cash flow hedging instruments to equity income	835	(22)	1,469	(430)
Equity Income
Amounts reclassified from accumulated other comprehensive income (loss) relating to:
Realized loss on qualifying cash flow hedging instruments to equity income	$ 4,655	$ 401	$ 10,586	$ (296)